PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [abstract]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [text block]

						Group
	Property	Office fixtures and equipment	Computer software	Operating lease assets	Right-of-use assets	Total(1)
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2024	918	877	67	635	263	2,760
Additions	35	47	—	304	21	407
Disposals	(20)	(41)	(60)	(223)	(14)	(358)
Other	8	9	—	—	—	17
At 31 December 2024	941	892	7	716	270	2,826
Accumulated depreciation:
At 1 January 2024	226	653	67	147	173	1,266
Charge for the year	21	60	—	75	18	174
Impairment during the year	(5)	(3)	—	—	—	(8)
Disposals	(11)	(33)	(60)	(80)	—	(184)
Other	7	8	—	—	—	15
At 31 December 2024	238	685	7	142	191	1,263
Carrying amount	703	207	—	574	79	1,563

Cost:
At 1 January 2023	889	823	72	722	267	2,773
Additions	87	83	—	85	31	286
Reclassification from assets held for sale	8	—	—	—	—	8
Disposals	(66)	(29)	(5)	(172)	(35)	(307)
At 31 December 2023	918	877	67	635	263	2,760
Accumulated depreciation:
At 1 January 2023	270	618	72	145	155	1,260
Charge for the year	17	62	—	64	30	173
Impairment during the year	—	—	—	—	(11)	(11)
Disposals	(61)	(27)	(5)	(62)	(1)	(156)
At 31 December 2023	226	653	67	147	173	1,266
Carrying amount	692	224	—	488	90	1,494
(1)Property, plant and equipment includes investment properties of £16m (2023: £17m).